EQUITY AND REMUNERATION TO SHAREHOLDERS (Details 3) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Equity And Remuneration To Shareholders
Adjustments to actuarial liabilities - Employee benefits	R$ (260)	R$ (329)	R$ (340)
Subsidiary and jointly controlled entity
Adjustments to actuarial liabilities - Employee benefits	(2,043)	(2,433)	(2,660)
Deemed cost of PP&E	427	554	569
Others	2
Total	(1,614)	(1,879)	(2,091)
Valuation adjustments	R$ (1,874)	R$ (2,208)	R$ (2,431)